Financing Receivable, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Notes And Loans Receivable [Line Items]
Weighted average interest rates of financing receivables (as a percent)	24.90%	24.70%
Financing receivable, charged-off	¥ 1,078,705	¥ 815,421	¥ 974,483
Financing receivables, non-accrual status	177,900	190,500
Interest and late payment fees earned from non-accrual financing receivables	78,800	53,900	¥ 102,800
Loan VII
Accounts Notes And Loans Receivable [Line Items]
Collateral amount	325,700	420,400
Installment Purchase Loans
Accounts Notes And Loans Receivable [Line Items]
Financing receivable, charged-off	186,900	141,500
Personal Installment Loans
Accounts Notes And Loans Receivable [Line Items]
Financing receivable, charged-off	¥ 2,802,900	¥ 1,995,000
Maximum
Accounts Notes And Loans Receivable [Line Items]
Installment purchase loans and personal installment loans original term	3 years